DEBT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
DEBT [Text Block]

16. DEBT

	Senior secured notes (a)	Revolving credit facility (b)	Gibraltar equipment loans (d)	Florence equipment loans (e)	Lease liabilities (f)	Total
As at January 1, 2024	523,072	26,494	37,992	32,364	17,969	637,891
Additions and advances	669,870	33,849	15,653	-	9,568	728,940
Principal payments	(546,920)	(60,343)	(13,109)	(5,758)	(16,599)	(642,729)
Arising from Cariboo acquisition (Note 13)	-	-	5,206	-	1,937	7,143
Amortization of deferred financing charges (Note 7)	2,487	-	28	-	-	2,515
Loss on settlement of long-term debt (Note 7)	4,646	-	-	-	-	4,646
Unrealized foreign exchange movements	52,601	-	3,228	-	305	56,134
Foreign currency translation	-	-	-	2,552	116	2,668
As at December 31, 2024	705,756	-	48,998	29,158	13,296	797,208
Additions and advances	-	103,842	-	4,553	20,104	128,499
Principal payments	-	(103,995)	(18,183)	(6,905)	(15,194)	(144,277)
Amortization of deferred financing charges (Note 7)	2,388	-	115	-	-	2,503
Unrealized foreign exchange movements	(34,030)	153	(1,265)	-	(359)	(35,501)
Foreign currency translation	-	-	-	(1,363)	(73)	(1,436)
Total debt, December 31, 2025	674,114	-	29,665	25,443	17,774	746,996
Less: current portion	-	-	19,500	7,705	8,492	35,697
Long-term debt, December 31, 2025	674,114	-	10,165	17,738	9,282	711,299

Total debt, December 31, 2024	705,756	-	48,998	29,158	13,296	797,208
Less: current portion	-	-	18,579	6,636	7,638	32,853
Long-term debt, December 31, 2024	705,756	-	30,419	22,522	5,658	764,355

a) Senior secured notes

On April 23, 2024, the Company completed an offering of US$500,000 aggregate principal amount of senior secured notes (the "2030 Notes"). The 2030 Notes mature on May 1, 2030 and bear interest at an annual rate of 8.25%, payable semi-annually on May 1 and November 1. The majority of the proceeds were used to redeem the outstanding 2026 Notes. The remaining proceeds, net of transaction costs, call premium, and accrued interest, were available for capital expenditures, including for Florence Copper and Gibraltar, working capital, and general corporate purposes.

The 2030 Notes are secured by liens on the shares of Taseko's wholly owned subsidiary, Gibraltar Mines Ltd., and the subsidiary's rights under the joint venture agreement related to Gibraltar, as well as the shares of Curis, Florence Holdings Inc. ("Florence Holdings"), and Cariboo. The 2030 Notes are guaranteed by each of Taseko's existing and future restricted subsidiaries.  The liens on the collateral securing the notes and the guarantees will be first liens, but ranked below the liens of the revolving credit facility. The Company is subject to certain restrictions on asset sales, issuance of preferred stock, dividends, and other restricted payments. There are no covenants regarding the Company's financial performance.

The 2030 Notes contain customary prepayment options, some of which represent embedded derivatives that are required to be recognized at fair value, with changes in the fair value recognized in the Company's statement of comprehensive (loss) income. The Company has estimated the prepayment options to have a nominal fair value.

b) Revolving credit facility

The Company has a US$110,000 revolving credit facility (the "Facility") that is secured by first liens against Taseko's rights under the Gibraltar joint venture, as well as the shares of Gibraltar Mines Ltd., Curis, Florence Holdings, and Cariboo. The maturity date of the Facility is November 2, 2027. Amounts outstanding under the Facility bear interest at SOFR plus a margin of 4%, and undrawn amounts are subject to a standby fee of 1%. As at December 31, 2025, no advances were outstanding under the Facility (2024 - nil).

The Facility has customary covenants for a revolving credit facility. Financial covenants include a requirement for the Company to maintain a senior debt to EBITDA ratio, an interest coverage ratio, a minimum tangible net worth, and a minimum liquidity amount, as defined under the Facility. The Company was in compliance with these covenants as at December 31, 2025.

c) Letter of credit facilities

The Gibraltar joint venture has in place a $7,000 credit facility for the purpose of providing letters of credit ("LC") to key suppliers of Gibraltar to assist with ongoing trade finance and working capital needs. Any LCs issued under the facility are guaranteed by Export Development Canada ("EDC") under its Account Performance Security Guarantee program. The facility is renewable annually, is unsecured, and contains no financial covenants. As at December 31, 2025, $3,750 is outstanding under this LC facility (2024 - $3,750).

Taseko also has a US$4,000 credit facility for the sole purpose of issuing LCs to certain key contractors in conjunction with the development of Florence Copper. Any LCs issued under this facility will also be guaranteed by EDC. The facility is renewable annually, is unsecured, and contains no financial covenants. As at December 31, 2025, no LCs were issued and outstanding under this LC facility (2024 - nil).

d) Gibraltar equipment loans

The Gibraltar Mines Ltd. equipment loans are secured by most of the existing mobile mining equipment at the Gibraltar mine. These loans commenced between December 2022 and December 2024, have monthly repayments over a term of 48 months, and carry interest rates ranging from 6.3% to 9.4%.

e) Florence equipment facility

In 2023, Florence Copper secured a US$25,000 project loan from Bank of America, secured against specific equipment, with advances of US$15,000 and US$10,000 received in October 2023 and December 2023, respectively. On May 7, 2025, the Company received proceeds of US$3,300 in additional borrowings under the facility with Bank of America.

The facility contains no financial covenants and has monthly repayments over a term of 60 months. The equipment facility bears interest rates ranging from 7.2% to 9.4%.

f) Lease liabilities

Lease liabilities relate primarily to mobile equipment in use at Gibraltar and Florence Copper, and have monthly repayment terms ranging from 12 to 72 months.